Impairment of Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment expense		$ 94,952		$ 94,952	$ 94,952